Repurchase of common stock	12 Months Ended
Dec. 31, 2025
Repurchase of common stock
Repurchase of common stock

16.   Repurchase of common stock

In September 2023, the Company's Board of Directors authorized a new share repurchase plan, expanding and replacing the Company's earlier plan. Pursuant to the 2023 share repurchase plan, the Company may purchase up to $50 million of its common shares at times and at prices that are considered to be appropriate by the Company. The Company may repurchase these shares in the open market or in privately negotiated transactions, but is not obligated under the terms of the plan to repurchase any shares, and at any time, the Company may suspend, delay, or discontinue the plan. During the year ended December 31, 2025, the Company did not repurchase any shares. During the year ended December 31, 2024, the Company repurchased 1,556,203 common shares at a weighted-average per share price of $11.49 (including fees and commission of $0.03 per share) for a total cost of $17.9 million. The shares were repurchased on the open market and were therefore repurchased at market price. During the year ended December 31, 2023 the Company effected no common share repurchases.